Consolidated Statements of Financial Position - CAD ($)	Mar. 31, 2026	Mar. 31, 2025
Current ASSETS
Cash	$ 6,342,205	$ 5,005,346
Receivables	526,765	231,857
Prepaid expenses	225,425	123,337
Current assets	7,094,395	5,360,540
Non-Current ASSETS
Prepaid expenses and mineral deposits	54,994	151,981
Promissory notes receivable (Note 6)	276,304	520,000
Marketable securities (Note 5)	1,262,376	0
Investment in associate (Note 4)	0	383,733
Exploration and evaluation assets (Note 7)	30,653,428	21,324,785
Total Assets	39,341,497	27,741,039
Current LIABILITIES
Accounts payable and accrued liabilities (Notes 8 and 11)	1,180,515	306,118
Term loans payable (Note 9)	0	521,368
Flow-through premium liability (Notes 10 and 16)	1,605,690	1,791,526
Deferred gain on spin-out transaction (Note 17)	0	477,000
Derivative liability (Note 10)	1,052,094	152,765
Total Liabilities	3,838,299	3,248,777
Shareholders' Equity
Capital stock (Note 10)	62,825,096	45,666,733
Reserves (Note 10)	3,294,831	3,280,933
Deficit	(30,616,729)	(24,455,404)
Total Shareholders’ Equity	35,503,198	24,492,262
Total Liabilities and Shareholders’ Equity	$ 39,341,497	$ 27,741,039